Interests in Structured Entities - Schedule of Interests and Maximum Exposure to Loss From Significant Unconsolidated Financing Structured Entities (Detail) - Unconsolidated structured entities [Member] - Financing SEs [Member] - CAD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unconsolidated structured entities [Line Items]
Company's interests	$ 1,820	$ 1,835
Manulife Finance (Delaware), L.P.[Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's interests	821	835
Manulife Financial Capital Trust II [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's interests	$ 999	$ 1,000